NET CHANGE IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2012
NET CHANGE IN OPERATING ASSETS AND LIABILITIES DISCLOSURE [Abstract]
NET CHANGE IN OPERATING ASSETS AND LIABILITIES
NET CHANGE IN OPERATING ASSETS AND LIABILITIES
Net cash provided by (used in) operating activities attributable to the net change in operating assets and liabilities is composed of the following (in millions):

Year Ended December 31,	2012	2011	2010
(Increase) decrease in trade accounts receivable	$(33)	$(562)	$(41)
(Increase) decrease in inventories	(286)	(447)	182
(Increase) decrease in prepaid expenses and other assets	(29)	(350)	(148)
Increase (decrease) in accounts payable and accrued expenses	(556)	63	656
Increase (decrease) in accrued taxes	770	(132)	(266)
Increase (decrease) in other liabilities	(946)	(465)	(13)
Net change in operating assets and liabilities	$(1,080)	$(1,893)	$370